S000069740 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	62 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	15.37%
Russell 2000 Focused Value Select Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.69%	9.75%	14.44%
iShares US Small Cap Value Factor ETF
Prospectus [Line Items]
Average Annual Return, Percent	8.25%	9.41%	14.03%
Performance Inception Date			Oct. 27, 2020
iShares US Small Cap Value Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.63%	8.77%	13.36%
iShares US Small Cap Value Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.28%	7.32%	11.16%